Management of financial risks, financial instruments, and other risks (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 5,923,440	$ 4,172,316
Securities	368,574	91,853
Derivative financial instruments	20,981	41,485
Collateral for credit card operations	320	305
Financial assets at fair value through profit or loss	389,875	133,643
Securities	8,805,745	9,947,138
Financial assets at fair value through other comprehensive income	8,805,745	9,947,138
Securities	104,420
Credit card receivables	12,414,133	8,233,072
Loans to customers	3,202,334	1,673,440
Compulsory and other deposits at central banks	7,447,483	2,778,019
Other receivables	1,689,030	521,670
Other financial assets	131,519	478,283
Financial assets at amortized cost	24,988,919	13,684,484
Other exposures
Unused limits (i)	16,998,572	12,971,982
Credit Commitments	$ 16,998,572	$ 12,971,982